SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables 2)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property, plant and equipment

Building	30 years
Furniture, fixtures and electronic equipment & software	3 – 5 years
Transportation equipment	5 years
Leasehold improvements	Shorter of useful life
of the asset or the lease term

Schedule of estimated economic lives or weighted-average amortization period for intangible assets subject to amortization acquired through business combinations

Customer base and customer relationship	3 – 6.8 years
Non-compete agreement	1 – 5 years
Contract backlog	0.5 – 2.14 years
Trade name	1 year – Indefinite
Trademark	1 – 2 years
Software Technology	4 – 5 years

Schedule of net revenues breakdown by contract type

	Years ended December 31,
	2011	2012	2013
Time-and-material	$175,115	$282,615	$543,062
Fixed-price	43,874	76,416	126,957

Total	$218,989	$359,031	$670,019